Income and expenses - Cost of sales (Detail) - Total cost of sales [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales [line items]
Purchase of goods and services	€ (37,870)	€ (39,114)	€ (34,480)
Amortization and depreciation	(10,837)	(9,910)	(7,560)
Payroll expenses	(37,715)	(33,036)	(20,806)
Other	(550)	(239)	(106)
Total	€ (86,972)	€ (82,299)	€ (62,952)